Note 11 - Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2013
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$99	$-	$-	$99
Debt securities:
U.S. government agencies	-	31,762	-	31,762
U.S. corporate	-	994	-	994
Municipals	-	13,493	-	13,493
Government sponsored mortgage-backed securities	-	51,345	-	51,345
Available-for-sale securities	$99	$97,594	$-	$97,693
As of December 31, 2012
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$71	$-	$-	$71
Debt securities:
U.S. government agencies	-	38,351	-	38,351
U.S. corporate	-	1,908	-	1,908
Municipals	-	10,378	-	10,378
Government sponsored mortgage-backed securities	-	51,273	-	51,273
Available-for-sale securities	$71	$101,910	$-	$101,981

Fair Value Measurements, Nonrecurring [Table Text Block]
Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2013	$-	$-	$10,305	$10,305

December 31, 2012	$-	$-	$10,557	$10,557
Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2013	$-	$-	$2,340	$2,340

December 31, 2012	$-	$-	$3,883	$3,883

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value December 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)

Impaired loans (collateral dependent)	$9,411	Market Comparable	Discount to reflect realizable value	0%	-	29%	(7%)

Impaired loans	$894	Discounted cash flow	Discount rate		0%		(0%)

Foreclosed assets held for sale	$2,340	Market Comparable	Discount to reflect realizable value	0%	-	10%	(5%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2013			December 31, 2012
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$12,303,200	$12,303,200	1	$41,663,405	$41,663,405	1
Held-to-maturity securities	79,162	81,089	2	181,042	193,482	2
Federal Home Loan Bank stock	2,885,100	2,885,100	2	3,805,500	3,805,500	2
Mortgage loans held for sale	623,432	623,432	2	2,843,757	2,843,757	2
Loans, net	464,379,854	466,057,001	3	465,531,973	475,374,676	3
Interest receivable	1,852,641	1,852,641	2	2,055,369	2,055,369	2
Financial liabilities:
Deposits	487,318,939	476,503,513	2	500,014,715	500,580,070	2
FHLB and Federal Reserve advances	55,350,000	57,185,083	2	68,050,000	72,035,160	2
Securities sold under agreements to repurchase	10,000,000	7,978,555	2	25,000,000	25,114,464	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	250,361	250,361	2	399,684	399,684	2
Unrecognized financial instruments
(net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-